Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-3 Owner Trust
Collection Period: July 1, 2026 through July 31, 2026

Deal Age	12	Determination Date: 08/17/2026
Actual/360 Days	31	Record Date: 08/20/2026
30/360 Days	30	Payment Date: 08/21/2026

ORIGINAL DEAL PARAMETERS

	Dollar Amount	Number of Receivables
Total Portfolio Balance	$2,483,149,121.84	105,913

	Accrual Basis	Dollar Amount	% of Pool	Index Rate	Margin	Interest Rate	Final Scheduled Maturity Date
Class A-1 Notes	Actual/360	$621,000,000.00	25.01%			4.36200%	August 21, 2026
Class A-2a Notes	30/360	$550,020,000.00	22.15%			4.19000%	March 21, 2028
Class A-2b Notes	Actual/360	$289,500,000.00	11.66%	3.62105%	0.350%	3.97105%	March 21, 2028
Class A-3 Notes	30/360	$839,520,000.00	33.81%			4.04000%	February 21, 2030
Class A-4 Notes	30/360	$121,030,000.00	4.87%			4.10000%	November 21, 2031
Certificates	30/360	$62,079,121.84	2.50%			0.00000%
Total Securities Balance		$2,483,149,121.84
Total Note Balance		$2,421,070,000.00

Reserve Account Initial Deposit		$6,207,872.80
Yield Supplement Account Deposit		$118,472,460.26

COLLECTIONS

Interest Collections
Simple Interest Collections	$6,527,877.18
Interest Related to Repurchased Receivables	$0.00
Interest Advance for simple Interest - Net *	$0.00
Total Interest Collections	$6,527,877.18

* Advances are reimbursed (including outstanding advances of $0.00):
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

Principal Collections
Principal Collections	$48,023,988.04
Prepayments in Full	$22,756,430.64
Liquidation Proceeds	$691,221.84
Principal Related to Repurchased Receivables	$0.00
Recoveries from Prior Month Charge Offs	$132,648.65
Total Principal Collections	$71,604,289.17

Total Interest and Principal Collections	$78,132,166.35
Yield Supplement Deposit	$4,026,771.74
Collection Account Investment Earnings	$0.00

Total Available Amount	$82,158,938.09

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-3 Owner Trust
Collection Period: July 1, 2026 through July 31, 2026

Deal Age	12	Determination Date: 08/17/2026
Actual/360 Days	31	Record Date: 08/20/2026
30/360 Days	30	Payment Date: 08/21/2026

DISTRIBUTIONS

Note Percentage	100.00%
Certificate Percentage	0.00%	Amount Due	Amount Paid	Shortfall
Total Servicing Fee	1.00%	$1,275,772.54	$1,275,772.54	$0.00
Trustee Fees		$0.00	$0.00	$0.00
Asset Representations Reviewer Fees (Accrued & Unpaid)		$0.00	$0.00	$0.00

Interest - Class A-1 Notes		$0.00	$0.00	$0.00
Interest - Class A-2a Notes		$1,162,782.67	$1,162,782.67	$0.00
Interest - Class A-2b Notes		$599,377.46	$599,377.46	$0.00
Interest - Class A-3 Notes		$2,826,384.00	$2,826,384.00	$0.00
Interest - Class A-4 Notes		$413,519.17	$413,519.17	$0.00
Total Monthly Interest		$5,002,063.30	$5,002,063.30	$0.00

Principal - Class A-1 Notes		$0.00	$0.00	$0.00
Principal - Class A-2a Notes		$47,316,470.48	$47,316,470.48	$0.00
Principal - Class A-2b Notes		$24,904,763.84	$24,904,763.84	$0.00
Principal - Class A-3 Notes		$0.00	$0.00	$0.00
Principal - Class A-4 Notes		$0.00	$0.00	$0.00
Total Monthly Principal		$72,221,234.32	$72,221,234.32	$0.00

Interest - Certificates		$0.00	$0.00	$0.00
Principal - Certificates		$0.00	$0.00	$0.00

	Available to Deposit	Reserve Deposit	Reserve Draw	Excess Released	Released to Seller
Reserve Account Deposit	$3,659,867.93	$0.00	$0.00	$0.00	$3,659,867.93

Noteholder/Certificateholder Distributions (Per $1000 of Original Principal Amount)	Fee	Interest	Interest Shortfall	Principal	Principal Shortfall	Amount Distributed
Servicing Fee	$0.51					$1,275,772.54
Trustee Fees						$0.00
Asset Representation Reviewer Fees						$0.00
Class A-1 Notes		$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes		$2.11	$0.00	$86.03	$0.00	$48,479,253.15
Class A-2b Notes		$2.07	$0.00	$86.03	$0.00	$25,504,141.30
Class A-3 Notes		$3.37	$0.00	$0.00	$0.00	$2,826,384.00
Class A-4 Notes		$3.42	$0.00	$0.00	$0.00	$413,519.17
Certificates		$0.00	$0.00	$0.00	$0.00	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-3 Owner Trust
Collection Period: July 1, 2026 through July 31, 2026

Deal Age	12	Determination Date: 08/17/2026
Actual/360 Days	31	Record Date: 08/20/2026
30/360 Days	30	Payment Date: 08/21/2026

POOL DATA

	Proceeding Month
	Carryover Shortfall		Beginning of Period		End of Period
	Interest	Principal	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	$0.00	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	$0.00	$333,016,517.11	0.6054626	$285,700,046.63	0.5194357
Class A-2b Notes	$0.00	$0.00	$175,281,411.04	0.6054626	$150,376,647.20	0.5194357
Class A-3 Notes	$0.00	$0.00	$839,520,000.00	1.0000000	$839,520,000.00	1.0000000
Class A-4 Notes	$0.00	$0.00	$121,030,000.00	1.0000000	$121,030,000.00	1.0000000
Certificates	$0.00	$0.00	$62,079,121.84	1.0000000	$62,079,121.84	1.0000000
Total Securities			$1,530,927,049.99	0.6165264	$1,458,705,815.67	0.5874419
Total Notes			$1,468,847,928.15	0.6066937	$1,396,626,693.83	0.5768634

Portfolio Information	Original	Prior Month	Current Month
Weighted Average Coupon (WAC)	4.97%	5.08%	5.09%
Weighted Average Remaining Maturity (WAM)	49.36	39.19	38.39
Weighted Average Original Maturity (WAOM)	61.91
Remaining Number of Receivables	105,913	84,609	82,561
Portfolio Receivable Balance	$2,483,149,121.84	$1,530,927,049.99	$1,458,705,815.67

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Account Activity	Amount
Gross Principal Balance on Defaulted Receivables	$1,440,815.64
Liquidation Proceeds	$691,221.84
Recoveries on Previously Defaulted Contracts	$132,648.65
Aggregate Net Losses for Collection Period	$616,945.15
Net Loss Rate for Collection Period's Average Balance (annualized)	0.50%
Cumulative Net Losses for all Periods	$4,840,951.03

Delinquent Receivables	# Units	% Unit	Dollar Amount	% Dollar
31-60 Days Delinquent	573	0.69%	$12,500,533.75	0.86%
61-90 Days Delinquent	112	0.14%	$2,336,221.24	0.16%
91-120 Days Delinquent	35	0.04%	$782,407.40	0.05%
121 Days or More Delinquent	0	0.00%	$0.00	0.00%

Repossession Activity	# Units	% Unit	Dollar Amount	% Dollar
Vehicles Repossessed During Collection Period	26	0.03%	$631,865.64	0.04%
Total Accumulated Repossessed Vehicles in Inventory	45	0.05%	$1,144,932.35	0.08%

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-3 Owner Trust
Collection Period: July 1, 2026 through July 31, 2026

Deal Age	12	Determination Date: 08/17/2026
Actual/360 Days	31	Record Date: 08/20/2026
30/360 Days	30	Payment Date: 08/21/2026

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Ratios
Ratio of Net Losses to the Pool Balance as of Each Collection Period
Third Preceding Collection Period	0.25%
Second Preceding Collection Period	0.29%
Preceding Collection Period	0.25%
Current Collection Period	0.50%
Four Month Average	0.32%
Ratio of Number of Contracts Delinquent 61 Days or More to the Outstanding Number of Receivables (includes repossessions in inventory)
Second Preceding Collection Period	0.26%
Preceding Collection Period	0.26%
Current Collection Period	0.23%
Three Month Average	0.25%

Delinquency Trigger	4.80%	Delinquency Percentage exceeds Delinquency Trigger:	No
Delinquency Percentage -	0.21%
Receivables that are 61 days or more delinquent as a percentage of Current Outstanding Balance of Receivables

LOSS AND CUMULATIVE LOSS INFORMATION

	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	55	$1,406,654.73	423	$11,298,188.24
Liquidation Proceeds and Recoveries on Defaulted Receivables	80	$788,270.70	367	$6,441,064.45
Net Loss Amount	55	$618,384.03	423	$4,857,123.79
Net Loss % of Average Portfolio Balance (Annualized)		0.50%
Cumulative Net Loss % of Initial Balance				0.20%
Average Net Loss of Assets Experiencing a Loss				$11,482.56

CREDIT ENHANCEMENT

Reconciliation of Reserve Account		Reconciliation of Yield Supplement Account
Beginning Reserve Account Balance	$6,207,872.80	Beginning Yield Supplement Account Balance	$54,389,807.54
Investment Earnings	$18,767.73	Investment Earnings	$172,114.94
Excess Interest Deposited into the Reserve Account	$0.00	Additional Yield Supplement Amounts	$0.00
Investment Withdrawal to Seller	$(18,767.73)	Yield Supplement Withdrawal Amount	$(4,026,771.74)
Release of Reserve to Collection Account	$0.00	Investment Earnings Withdraw	$0.00
Release of Reserve to Seller	$0.00	Release of Yield Supplement Account Balance to Seller	$0.00
Ending Reserve Account Balance	$6,207,872.80	Ending Yield Supplement Account Balance	$50,535,150.74

Reserve Account Required Amount	$6,207,872.80

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-3 Owner Trust
Collection Period: July 1, 2026 through July 31, 2026

Deal Age	12	Determination Date: 08/17/2026
Actual/360 Days	31	Record Date: 08/20/2026
30/360 Days	30	Payment Date: 08/21/2026

REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Is there any activity to report?	No

STATEMENT TO NOTEHOLDERS

Has there been a material change in practices with respect to charge-offs, collection and management of delinquent receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

No

Have there been any material modifications, extensions or waivers to receivables terms, fees, penalties or payments during the collection period?	No

Have there been any material breaches of representations, warranties or covenants contained in the receivables?	No

Has there been an issuance of notes or other securities backed by the receivables?	No

Has there been a material change in the underwriting, origination or acquisition of receivables?	No

SERVICER CERTIFICATION

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Michi Rey
Ms.Michiko Yamasaki Rey
Secretary, American Honda Receivables